Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS Series Trust
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
One Rock Fund
Shareholder Report [Line Items]
Fund Name	One Rock Fund
Class Name	Institutional Class
Trading Symbol	ONERX
Annual or Semi-Annual Statement [Text Block]	Additional Information: This annual shareholder report contains information about One Rock Fund - ONERX (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, by visiting https://www.onerockfund.com. You can also request this information by contacting us at 1-800-564-3899.

Additional Information Phone Number	1-800-564-3899
Additional Information Website	https://www.onerockfund.com
Expenses [Text Block]

EXPENSE INFORMATION

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
One Rock Fund	$237	1.75%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

TOTAL RETURNS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2024

FUND/INDEX	1 Year	From Inception Annualized**	Value
ONE ROCK Fund	70.32%	35.15%	$41,651
S&P 500 Index	33.89%	17.95%	$21,860

* Including a recoupment of waived advisory fees totaling $42,780.

** Annualized Returns Since Inception - March 6, 2020.

Net Assets	$ 23,628,329
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 220,995
Investment Company, Portfolio Turnover	610.28%
Additional Fund Statistics [Text Block]	ABOUT THE FUND
Net Assets	$23,628,329
Portfolio Holdings	50
Portfolio Turnover	610.28%
Advisory Fees Paid by Fund*	$220,995

Holdings [Text Block]
Largest Holdings [Text Block]

TOP 10 HOLDINGS

NVIDIA Corp. NVDA	12.92%
Coinbase Global Inc. Class A COIN	5.75%
Snowflake, Inc. Class A SNOW	5.10%
The Trade Desk Inc. Class A TTD	4.35%
Palantir Technologies Inc. Class A PLTR	4.23%
Astera Labs Inc. ALAB	4.15%
MicroStrategy, Inc. Class A MSTR	3.61%
SoFi Technologies Inc. SOFI	3.35%
Affirm Holdings Inc. Class A AFRM	3.11%
The Goldman Sachs Group Inc. GS	2.83%
Total	49.40%